Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flow from (used in) operating activities:
Net income	$ 88,769	$ 74,959
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	2,480	158
(Gain)/Loss on foreign currency remeasurement	1,520	(1,484)
Loss on short-term investments	20	76
Deferred taxes	17,200	21,110
Accounts receivable	(948)	(6,847)
Prepaid expenses, other current and non-current assets	520	1,090
Accounts payable, accrued expenses and other payables	(588)	(3,381)
Contract liabilities	(1,039)	(382)
Income tax payable	(1,713)	15
Loss contingency	0	(95,250)
Other current and non-current liabilities	(5,093)	1,055
Net cash flows from (used in) operating activities	101,128	(8,881)
Cash flow from (used in) investing activities:
Purchases of intangible assets	(5)	0
Purchases of property and equipment	(291)	(173)
Proceeds from disposal of property and equipment	2	0
Issuance of note receivable	0	(1,086)
Purchases of short-term investments	(81,659)	(47,465)
Sales of short-term investments	66,795	75,633
Net cash flows from (used in) investing activities	(15,158)	26,909
Cash flow from (used in) financing activities:
Dividends distributed to noncontrolling interests	(320)	0
Net cash flows from (used in) financing activities:	(320)	0
Net foreign exchange difference on cash and cash equivalents	90	(1,444)
Net increase in cash and cash equivalents	85,740	16,584
Cash and cash equivalents at beginning of period	206,911	217,352
Cash and cash equivalents at end of period	292,651	233,936
Cash paid during year for:
Interest	9,977	0
Income taxes	$ 10,211	$ 20